Repurchase Agreement Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2012
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
ERROR in label resolution.	$ 975,000	$ 640,000
Pledged Assets Separately Reported, Securities Pledged for Repurchase Agreements, at Fair Value	213,000	569,000
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	183,289	509,795
Maturity Greater than 90 Days [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	1,104	301,104
Maturity 30 to 90 Days [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	0	0
Maturity Less than 30 Days [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	0	0
Maturity Overnight [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	$ 182,185	$ 208,691
Long-term Debt [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount			$ 300,000